Related Party Transactions	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions

Note 14 – Related Party Transactions

Albemarle U.S. Inc. (Albemarle) is a limited partner investor of Volta SPV SPW, LLC, a Preferred Stock investor in the Company. Albemarle is a significant supplier of the Company’s lithium sulfide and other lithium-based materials. The Company purchases raw material from Albemarle to be used in the Company’s research and development and salable goods production processes. Related party expense with Albermarle totaled $0 and $51, for the three months ended September 30, 2021 and 2020, respectively, and $60 and $173 for the nine months ended September 30, 2021 and 2020, respectively, and were included in Research and development on the Condensed Statements of Operations. There were no amounts due to or from Albemarle as of September 30, 2021 and December 31, 2020.

During 2020, the Company entered into a subcontractor agreement with Roccor, LLC, which was a related party until October 30, 2020. Under the subcontractor agreement, the Company provides technical support to Roccor on a government research contract. The total value of the subcontract is $331 to the Company; the period of performance commenced during 2020 and extends to late 2021. Related party revenue from Roccor was $70 and $91 for the three and nine months ended September 30, 2020.

Umicore South Korea provides production materials to the Company and is considered a supplier of raw materials. Umicore Marketing Services Belgium and Umicore Holdings Belgium are Company stockholders due to their holdings of Series A-1 Preferred Stock and Series B Preferred Stock. Related party expense with Umicore companies totaled $24 and $9 for the three months ended September 30, 2021 and 2020, respectively, and $75 and $41 for the nine months ended September 30, 2021 and 2020, respectively, and were included in Research and development on the Condensed Statements of Operations. There were no amounts due to or from Umicore companies as of September 30, 2021 or December 31, 2020.

Note 14 – Related Party Transactions

Albemarle U.S. Inc. (Albemarle) is a limited partner investor of Volta SPV SPW, LLC, a Series A-1 investor in the Company. Albemarle is a significant supplier of the Company’s lithium sulfide and other lithium-based materials. The Company purchases raw material from Albemarle to be used in the Company’s research and development and salable goods production processes. During the years ended December 31, 2020 and 2019, $209,956 and $30,142, were included in research and development operating expenses, respectively,

Roccor, LLC (Roccor) was partially owned by a stockholder of the Company until October, 2020. During 2019, the Company provided accounting and administrative support to Roccor, which has been expensed within direct costs and operating expenses on the statement of operations. There were no ongoing services being provided to Roccor after December 31, 2019. During the years ended December 31, 2020 and 2019, $0 and $246,237, respectively, of those expenses were allocable to Roccor and were recorded as related party support services on the accompanying statement of operations. As of December 31, 2020 and 2019, related party services amounts due from Roccor totaled $0 and $243,669, respectively. Subsequent to December 31, 2019, the related party services amounts due from Roccor have been settled in full. During 2020, the Company entered into a subcontractor agreement with Roccor, where the Company is providing technical support to Roccor on a government research contract. The total value of the subcontract is $331,000 to the Company; the period of performance commenced during 2020 and extends to late 2021. The terms of the subcontract were negotiated between Roccor and the Company, and the services are not related to the agreement for administrative services referenced above. There were no amounts due to Roccor as of December 31, 2020 and 2019.

Decarbonization Plus Acquisition Corporation Iii
Related Party Transactions

Note 4 — Related Party Transactions

Founder Shares

On February 4, 2021, the Company issued an aggregate of 10,062,500 shares of Class B common stock (the “Founder Shares”) in exchange for a $25,000 payment from the Sponsor to cover certain expenses on behalf of the Company (approximately $0.002 per share). As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units being sold in the Initial Public Offering except that the Founder Shares automatically convert into shares of Class A common stock at the time of the Company’s Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below. The Sponsor has agreed to forfeit up to an aggregate of 1,312,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As of June 30, 2021, the underwriters’ over-allotment option had not been exercised. On March 23, 2021, the Company, the Sponsor and the Company’s independent directors entered into several Securities Agreements, pursuant to which the Company issued an aggregate of 400,000 Founder Shares and the Sponsor agreed to forfeit 400,000 Founder Shares at no cost, which were cancelled by the Company. The Sponsor will not be entitled to redemption rights with respect to any Founder Shares and any Public Shares held by them in connection with the completion of the Initial Business Combination. If the Initial Business Combination is not completed within 24 months from the closing of the Initial Public Offering, the Sponsor will not be entitled to rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them.

The Company’s initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the Company’s independent directors and an affiliate of the Company’s chief executive officer purchased 6,666,667 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $10,000,000 (see Note 3 for further information regarding the accounting treatment of the Private Placement Warrants). The Sponsor has agreed to purchase up to an additional 700,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant, or an aggregate additional $1,050,000, to the extent the underwriter’s over-allotment option is exercised in full. As of June 30, 2021, the underwriters’ over-allotment option had not been exercised.

Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, the proceeds of the sale of the Private Placement Warrants held in the Trust Account will be used to partially fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants and all underlying securities will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees.

The Sponsor and certain of the Company’s independent directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement to be signed on or before the date of the prospectus for the Initial Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Related Party Loans

On February 4, 2021, the Company and the Sponsor entered into a loan agreement, whereby the Sponsor agreed to loan the Company an aggregate of $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of August 3, 2021 or the completion of the Initial Public Offering (the “Maturity Date”). As of June 30, 2021, no amount has been drawn down or is outstanding under the Note.

During the period ending June 30, 2021, the Company paid the Sponsor $1.5 million for additional expenses paid on its behalf.

Administrative Support Agreement

On March 23, 2021 the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from January 29, 2021 (Inception) to June 30, 2021, the Company had incurred and paid $31,935 of monthly fees to the affiliate of the Sponsor which were paid in full at June 30, 2021.

Working Capital Loans

In addition, in order to finance transaction costs in connection with its Initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes its Initial Business Combination, the Company would repay the Working Capital Loans. In the event that the Initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Sponsor makes any Working Capital Loans, up to $1,500,000 of such loans may be converted into warrants of the post business combination entity at the price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. As of June 30, 2021, the Company had no borrowings under the Working Capital Loans.

Note 5 — Related Party Transactions

Founder Shares

On February 4, 2021, the Company issued an aggregate of 10,062,500 Founder Shares in exchange for a $25,000 payment from the Sponsor to cover certain expenses on behalf of the Company (approximately $0.002 per share). As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units being sold in the Initial Public Offering except that the Founder Shares convert into shares of Class A common stock at the election of the holder at any time prior to the Initial Business Combination or automatically at the time of the Company’s Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below. The Sponsor agreed to forfeit up to an aggregate of 1,312,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On May 7, 2021, the underwriters’ over-allotment option expired unexercised, and the Sponsor forfeited 1,312,500 Founder Shares.

On March 23, 2021, the Company, the Sponsor and the Company’s independent directors entered into several securities agreements, pursuant to which the Company issued an aggregate of 400,000 Founder Shares and the Sponsor agreed to forfeit 400,000 Founder Shares at no cost, which were cancelled by the Company. In April 2021, Michael Warren, in connection with his resignation from the Company’s board of directors, forfeited 40,000 Founder Shares and 40,000 Founder Shares were issued to the Sponsor. The Sponsor and independent directors will not be entitled to redemption rights with respect to any Founder Shares and any Public Shares held by them in connection with the completion of the Initial Business Combination. If the Initial Business Combination is not completed within 24 months from the closing of the Initial Public Offering, the Sponsor and the independent directors will not be entitled to rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them.

The Company’s initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the Company’s independent directors and an affiliate of the Company’s chief executive officer purchased 6,666,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $10,000,000 (see Note 7 for further information regarding the accounting treatment of the Private Placement Warrants). The Sponsor agreed to purchase up to an additional 700,000 Private Placement

Warrants, at a price of $1.50 per Private Placement Warrant, or an aggregate additional $1,050,000, to the extent the underwriter’s over-allotment option was exercised in full. On May 7, 2021, the underwriters’ over-allotment option expired unexercised.

Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete an Initial Business Combination within 24 months from the closing of the Initial Public Offering, the proceeds of the sale of the Private Placement Warrants held in the Trust Account will be used to partially fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants and all underlying securities will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees.

The Sponsor and the Company’s independent directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (as defined below), if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement signed on March 23, 2021. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Related Party Loans

On February 4, 2021, the Company and the Sponsor entered into a loan agreement, whereby the Sponsor agreed to loan the Company an aggregate of $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of August 3, 2021 or the completion of the Initial Public Offering (the “Maturity Date”).

During the period ending June 30, 2021, the Company paid the Sponsor $1.5 million for additional expenses paid on its behalf.

Administrative Support Agreement

On March 23, 2021 the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from January 29, 2021 (Inception) to September 30, 2021, the Company had incurred and paid $61,935 of monthly fees to the affiliate of the Sponsor which were paid in full at September 30, 2021.

Working Capital Loans

In addition, in order to finance transaction costs in connection with the Initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes its Initial Business Combination, the Company would repay the Working Capital Loans. In the event that the Initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Sponsor makes any Working Capital Loans, up to $1,500,000 of such loans may be converted into warrants of the post-business combination entity at the price of $1.50 per warrant at the option of the lender (“Working Capital Warrants”). Such Working Capital Warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. As of September 30, 2021, the Company had no borrowings under any Working Capital Loans.

On October 14, 2021, the Company issued an unsecured promissory note in the principal amount of $1,500,000 to the Sponsor to cover working capital requirements. The Company has not drawn upon the promissory note. Upon the consummation of an

Initial Business Combination, the Sponsor shall have the option, but not the obligation, to convert all or a portion of the unpaid principal balance of the promissory note into that number of Working Capital Warrants. The promissory note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the promissory and all other sums payable with regard to the promissory note becoming immediately due and payable.